Related Party Transactions - Additional Information (Details) $ in Millions			1 Months Ended			12 Months Ended	37 Months Ended
	Jul. 23, 2015 CAD ($)	Jul. 23, 2015 USD ($)	Sep. 30, 2018 CAD ($)	Sep. 30, 2018 USD ($)	Jan. 31, 2009	Dec. 31, 2018 USD ($)	Aug. 31, 2018 CAD ($)	Aug. 31, 2018 USD ($)
Disclosure of transactions between related parties [line items]
Deposit on anticipated sale of real property	$ 15.0	$ 11,200,000
Entities with significant influence
Disclosure of transactions between related parties [line items]
Renewal term of Service Agreement					1 year
Annual fee to be paid for Service Agreement						$ 235,000.000
Term of agreement termination					30 days
Key management personnel of entity
Disclosure of transactions between related parties [line items]
Purchase price of property sold	$ 137.0	$ 100,000,000
Deposit on anticipated sale of real property			$ 122.0	$ 89,000,000			$ 53.5	$ 39,000,000
Percentage of interests in the Property Purchaser held by a Privately-held company						27.00%
Percentage of interest held						25.00%
Option to obtain non-voting interest in Assignee						5.00%